Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Accounting Policy [Line Items]
Time Deposits with original maturities of less than three months, at Carrying Value	$ 22,559	$ 13,055
Cash, Restricted	147,000	138,000
Marketable Securities, Restricted	470	324
Advertising Expense	20	16	$ 7
Goodwill	28,138	28,138
Available-for-sale Securities, Current, Total	10,879	10,157
Available-for-sale Securities, at Fair Value Through Profit or Loss	521	5,017
Deposits [Member]
Significant Accounting Policy [Line Items]
Available-for-sale Securities, Current, Total	$ 10,358	5,140
Accounting Standards Update 2018 [Member]
Significant Accounting Policy [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Description of Financial Statement Line Items, Prospective Transition	IFRS 9 Financial Instruments includes guidance on the classification and measurement of financial instruments, including a new expected credit loss model for calculating impairment on financial assets, and the new general hedge accounting requirements. It also carries forward the guidance on recognition and derecognition of financial instruments from IAS 39, and is effective for annual reporting periods beginning on or after January 1, 2018. IFRS 9 has the similar nature with ASU 2016-01. As of December 31, 2017, the Company had $10,879 thousand reported as investment in marketable securities available-for-sale, that will be reclassified to financial assets at amortized cost and financial assets at Fair Value Through Profit or Loss (FVTPL) at amounts of $10,358 thousand and $521 thousand, respectively, on January 1, 2018 in accordance with IFRS 9.
Segment Driver IC products [Member]
Significant Accounting Policy [Line Items]
Goodwill	$ 26,846	26,846
Segment Non-driver products [Member]
Significant Accounting Policy [Line Items]
Goodwill	$ 1,292	$ 1,292
Patents [Member]
Significant Accounting Policy [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years
Technology [Member]
Significant Accounting Policy [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 years
Building [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	25 years
Building Improvements [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Building Improvements [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	16 years
Machinery [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Machinery [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	6 years
Research and Development [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Research and Development [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	6 years
Office Furniture and Equipment [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Office Furniture and Equipment [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	8 years
Property, Plant and Equipment, Other Types [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Property, Plant and Equipment, Other Types [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Computer Software, Intangible Asset [Member] | Minimum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Computer Software, Intangible Asset [Member] | Maximum [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Machinery and Equipment [Member]
Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	3 years